Other current liabilities	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Other current liabilities
13. Other current liabilities
Other current liabilities consist of the following:

	As of
	June 30, 2024	December 31, 2023
	(Euros in thousands)
Income tax liability	5,129	4,298
Accrual for vacation and overtime	2,183	1,277
Payroll tax	780	3,560
Other liabilities	1,929	213

Total	10,021	9,348

Other current liabilities are
non-interest-bearing
and are due within one year. The carrying amounts of other current liabilities represent fair values due to their short-term nature.